CAPITAL AND RESERVES - Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CAPITAL AND RESERVES
Net earnings for the year	$ 40,917	$ 36,620
Basic weighted average number of common shares outstanding	184,731,109	182,905,004
Diluted weighted average number of common shares outstanding	185,731,326	183,881,917
Earnings per share
Basic (in dollar per share)	$ 0.22	$ 0.20
Diluted (in dollar per share)	$ 0.22	$ 0.20
Share options
CAPITAL AND RESERVES
Dilutive effect of share options on number of ordinary shares	972,815	955,963
RSU's
CAPITAL AND RESERVES
Dilutive effect of share options on number of ordinary shares	27,402	20,950